Document and Entity Information	Aug. 26, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	Mondelez International, Inc.
Amendment Flag	false
Entity Central Index Key	0001103982
Document Type	8-K
Document Period End Date	Aug. 26, 2019
Entity Incorporation State Country Code	VA
Entity File Number	1-16483
Entity Tax Identification Number	52-2284372
Entity Address, Address Line One	Three Parkway North
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(847)
Local Phone Number	943-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, no par value
Trading Symbol	MDLZ
Security Exchange Name	NASDAQ
Two Point Three Seventy Five Percent Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Notes due 2021
Trading Symbol	MDLZ21
Security Exchange Name	NASDAQ
One Point Zero Percent Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2022
Trading Symbol	MDLZ22
Security Exchange Name	NASDAQ
One Point Six Twenty Five Percent Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2023
Trading Symbol	MDLZ23
Security Exchange Name	NASDAQ
One Point Six Twenty Five Percent Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	MDLZ27
Security Exchange Name	NASDAQ
Two Point Three Seventy Five Percent Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Notes due 2035
Trading Symbol	MDLZ35
Security Exchange Name	NASDAQ
Four Point Five Percent Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Notes due 2035
Trading Symbol	MDLZ35A
Security Exchange Name	NASDAQ
Three Point Eight Seventy Five Percent Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Notes due 2045
Trading Symbol	MDLZ45
Security Exchange Name	NASDAQ